MAINSTAY VP FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

February 15, 2013

VIA EDGAR

Mr. Patrick Scott

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay VP Funds Trust (the "Registrant") Registration Numbers: 002-86082 and 811-03833-01

Dear Mr. Scott:

Electronically transmitted for filing pursuant to Rule 485(a) is a Prospectus and Statement of Additional Information for MainStay VP Cornerstone Growth Portfolio and MainStay VP Unconstrained Bond Portfolio, each a series of MainStay VP Funds Trust, filed on Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 70 under the Investment Company Act of 1940, as amended.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 973.394.4436.

Very truly yours,

/s/ Kevin M. Bopp

Kevin M. Bopp

Assistant Secretary